CONSOLIDATED BALANCE SHEETS (Parenthetical)	Feb. 29, 2024 CNY (¥) shares	Feb. 28, 2023 CNY (¥) shares
Accounts receivable, net of allowance for credit losses | ¥	¥ 0	¥ 215,000
Other receivables, deposits and other assets, allowance for credit losses | ¥	4,755,000	5,852,000
Amount due from related parties, allowance for credit losses | ¥	¥ 0	¥ 971,000
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	21,163,416	21,189,215
Ordinary shares, outstanding	21,163,416	21,189,215
Treasury shares	2,938,567	2,912,768